Expenses by nature (Details) - Schedule of expenses by nature - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Total expenses by nature	R$ (35,910)	R$ (28,013)
Cost of sales	(32,341)	(25,186)
Selling expenses	(2,997)	(2,371)
General and administrative expenses	(572)	(456)
Total operating expense	(35,910)	(28,013)
Inventory cost [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Total expenses by nature	(31,817)	(24,767)
Personnel expenses [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Total expenses by nature	(2,313)	(1,817)
Outsourced services [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Total expenses by nature	(167)	(184)
Selling expenses [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Total expenses by nature	(597)	(452)
Functional expenses [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Total expenses by nature	(649)	(474)
Other expenses [Member]
Expenses by nature (Details) - Schedule of expenses by nature [Line Items]
Total expenses by nature	R$ (367)	R$ (319)